Liabilities related to associates and joint ventures (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jul. 31, 2024
IfrsStatementLineItems [Line Items]
Discounted rate	7.66%	8.20%
Samarco [Member]
IfrsStatementLineItems [Line Items]
Provisions			$ 449.0
USD [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount	$ 32,600.0
Litigation of securing amount	851.0
BRL [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount	170,000.0
E U R [Member]
IfrsStatementLineItems [Line Items]
Litigation of securing amount	$ 745.4